Share Based Payment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 40		$ 50		$ 30
Number of common shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	17,998		8,797		2,094
Number of common shares | Non-executive directors' payment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	17,998	[1]	8,797	[2]	2,094	[3]
Share Premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 40		$ 50		$ 30
Share Premium | Non-executive directors' payment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 40		$ 50		$ 30

[1]	These amounts relate to the shares issued in 2019, not to the shares approved for issuance for the year.
[2]	These amounts relate to the shares issued in 2018, not to the shares approved for issuance for the year.
[3]	These amounts relate to the shares issued in 2017, not to the shares approved for issuance for the year.